Accounts Receivable And Contract Assets - Summary of Movement in Contract Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Beginning balance	$ 66,722	$ 130,392
Unbilled revenue recognized	244,372	238,300
Amounts billed	(228,327)	(281,145)
Amounts transferred to other assets		(26,625)
Currency translation effects	(7)	5,800
Ending balance	$ 82,760	$ 66,722